Note 16 - Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands, except
	per share amounts)
Loss per share available to common shareholders, excluding sponsor earn-out shareholders
Numerator:
Net loss	$(33,245)	$(16,969)	$(20,174)
Net income attributable to redeemable noncontrolling interest	(1,974)	(27)	—
Net loss attributable to AvePoint, Inc.	$(35,219)	$(16,996)	$(20,174)
Deemed dividends on preferred stock	(32,928)	(34,446)	(107,469)
Total net loss available to common shareholders	$(68,147)	$(51,442)	$(127,643)
Denominator:
Weighted average common shares outstanding	141,596	89,638	74,006
Effect of dilutive securities	—	—	—
Weighted average diluted shares	141,596	89,638	74,006

Basic loss per share available to common shareholders, excluding sponsor earn-out shareholders	$(0.48)	$(0.57)	$(1.72)
Diluted loss per share available to common shareholders, excluding sponsor earn-out shareholders	$(0.48)	$(0.57)	$(1.72)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Convertible preferred stock	—	42,001	51,091
Restricted stock	—	—	2,607
Stock options	30,480	34,857	24,927
Restricted stock units	5,167	—	—
Warrants	17,905	—	—
Company Earn-Outs	3,000	—	—
Total potentially dilutive securities	56,552	76,858	78,625